Expense Example - Class A Class C and Institutional Class - Russell 2000 1.5x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	649	1,018	1,412	2,509	356	792	1,354	2,884